ACCOUNTS PAYABLE AND ACCRUED LIABILITIES	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

NOTE 7 — ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

Accounts payable and accrued liability balances were comprised of trade accounts payable and accrued liabilities, drilling advances, crude oil and natural gas distributions payable and are shown below:

	June 30, 2016	December 31, 2015
Trade payables and accrued liabilities	$163,390	$263,988
Accrued interest payable	105,498	48,602
Liabilities incurred in connection with acquisition of crude oil and natural gas properties	318,861	—
Crude oil and natural gas distributions payable	144,181	949

Total	$731,930	$313,539

NOTE 7—ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

        Accounts payable and accrued liability balances were comprised of trade accounts payable and accrued liabilities, drilling advances, crude oil and natural gas distributions payable and are shown below:

	December 31, 2015	December 31, 2014
Trade payables and accrued liabilities	$263,988	$86,826
Accrued interest payable	48,602	—
Drilling advances	—	221,834
Crude oil and natural gas distributions payable	949	26,458

Total	$313,539	$335,118